Share Capital, Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended			36 Months Ended
	Feb. 28, 2018	Apr. 30, 2017	Dec. 31, 2016	Jun. 30, 2014	May 31, 2014	Jun. 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tender offer preferred stock redemption							$ 0	$ 24,890	$ 0
Preferred deemed dividend							$ 0	$ 2,146	$ 0
Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)	$ 25.00
Stock repurchased and retired (in shares)										114,232
Preferred stock, shares outstanding (in shares)							0	379,514		0
Stock redeemed (in shares)	379,514
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)							$ 25			$ 25
Stock repurchase program, authorized amount											$ 20,000
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future redeemable securities							$ 58,305			$ 58,305
Preferred stock, shares outstanding (in shares)							2,300,000	2,300,000		2,300,000
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future redeemable securities							$ 81,120			$ 81,120
Preferred stock, shares outstanding (in shares)							3,200,000	3,200,000		3,200,000
June 2013 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement						$ 38,865
Underwriting discount						672
Offering expenses						$ 463
June 2013 Public Offering | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)						800,000
Share price (in USD per share)						$ 25
Preferred stock, dividend rate						8.00%
Dividends in arrears (in USD per share)						$ 2
Redemption date						Jun. 30, 2016
Redemption price (in USD per share)						$ 25
Private Placement | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)						800,000
Private Placement | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)			2,727,272
May 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement					$ 55,504
Underwriting discount					1,744
Offering expenses					$ 252
May 2014 Public Offering | Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)					2,300,000
Share price (in USD per share)					$ 25
Preferred stock, dividend rate					8.00%
Dividends in arrears (in USD per share)					$ 2
Redemption price (in USD per share)					$ 25
June 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement				$ 77,420
Underwriting discount				2,369
Offering expenses				$ 211
June 2014 Public Offering | Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)				3,200,000
Share price (in USD per share)				$ 25
Preferred stock, dividend rate				8.00%
Dividends in arrears (in USD per share)				$ 2
Redemption price (in USD per share)				$ 25
April 2017 tender offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tender offer preferred stock redemption		$ 24,891
Preferred deemed dividend		$ 2,146
April 2017 tender offer | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)		$ 22.50
Stock repurchased and retired (in shares)		1,106,254
Percentage of tender acceptance		74.46%
Preferred stock, shares outstanding (in shares)		1,485,768
April 2017 tender offer | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)		2,212,508
Maximum | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, dividend rate						25.00%	30.00%